Accounting Changes	12 Months Ended
Dec. 31, 2020
Accounting Changes
Accounting Changes

NOTE B. ACCOUNTING CHANGES

New Standards to be Implemented

Simplifying the Accounting for Income Taxes

Standard/Description–Issuance date: December 2019. This guidance simplifies various aspects of income tax accounting by removing certain exceptions to the general principle of the guidance and clarifies and amends existing guidance to improve consistency in application.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2021 and early adoption was permitted. The company adopted the guidance as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance is not expected to have a material impact in the consolidated financial results.

Standards Implemented

Reference Rate Reform

Standard/Description–Issuance date: March 2020, with amendments in 2021. This guidance provides optional expedients and exceptions for applying GAAP to contract modifications, hedging relationships, and other transactions that reference London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued, subject to meeting certain criteria.

Effective Date and Adoption Considerations–The guidance is effective as of March 12, 2020 through December 31, 2022.

Effect on Financial Statements or Other Significant Matters–The company made a policy election in the first quarter of 2020 to adopt the practical expedient which allows for the continuation of fair value hedge accounting for interest rate derivative contracts upon the transition from LIBOR to Secured Overnight Financing Rate (SOFR) or another reference rate alternative, without any impact to the Consolidated Income Statement. The company is continuing to evaluate the potential impact of the replacement of the LIBOR benchmark on its interest rate risk management activities; however, it is not expected to have a material impact in the consolidated financial results.

Simplifying the Test for Goodwill Impairment

Standard/Description–Issuance date: January 2017. This guidance simplifies the goodwill impairment test by removing Step 2. It also requires disclosure of any reporting units that have zero or negative carrying amounts if they have goodwill allocated to them.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 and early adoption was permitted. The company adopted the guidance on a prospective basis as of the effective date.

Effect on Financial Statements or Other Significant Matters–The guidance did not have a material impact in the consolidated financial results.

Financial Instruments–Credit Losses

Standard/Description–Issuance date: June 2016, with amendments in 2018, 2019, and 2020. This changes the guidance for credit losses based on an expected loss model rather than an incurred loss model. It requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. It also expands the scope of financial instruments subject to impairment, including off-balance sheet commitments and residual value.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2020 with one-year early adoption permitted. The company adopted the guidance as of the effective date, using the transition methodology whereby prior comparative periods were not retrospectively presented in the Consolidated Financial Statements.

Effect on Financial Statements or Other Significant Matters–At January 1, 2020, an increase in the allowance for credit losses of $81 million was recorded for accounts receivable–trade and financing receivables (inclusive of its related off-balance sheet commitments). Additionally, net deferred taxes were reduced by $14 million in the Consolidated Balance Sheet, resulting in a cumulative-effect net decrease to retained earnings of $66 million. Refer to note K, “Financing Receivables,” and note R, “Commitments & Contingencies,” for additional information.

Leases

Standard/Description–Issuance date: February 2016, with amendments in 2018 and 2019. This guidance requires lessees to recognize right-of-use (ROU) assets and lease liabilities for most leases in the Consolidated Balance Sheet. For lessors, it also eliminated the use of third-party residual value guarantee insurance in the lease classification test, and overall aligns with revenue recognition guidance. Due to changes in lease termination guidance, when equipment is returned to the company prior to the end of the lease term, the carrying amounts of lease receivables are reclassified to loan receivables. The guidance also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases.

Effective Date and Adoption Considerations–The company adopted the guidance on its effective date of January 1, 2019, using the transition option whereby prior comparative periods were not retrospectively presented in the Consolidated Financial Statements. The company elected the package of practical expedients not to reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs and the lessee practical expedient to combine lease and non-lease components for all asset classes. The company made a policy election to not recognize ROU assets and lease liabilities for short-term leases for all asset classes.

Effect on Financial Statements or Other Significant Matters–The guidance had a material impact on the Consolidated Balance Sheet as of the effective date. As a lessee, at adoption, the company recognized operating and financing ROU assets of $4.8 billion and $0.2 billion, respectively, and operating and financing lease liabilities of $5.1 billion and $0.2 billion, respectively. The transition adjustment recognized in retained earnings on January 1, 2019 was not material. None of the other changes to the guidance had a material impact in the company’s consolidated financial results at the effective date.

Reclassification of Certain Tax Effects from AOCI

Standard/Description–Issuance date: February 2018. In accordance with its accounting policy, the company releases income tax effects from AOCI once the reason the tax effects were established cease to exist (e.g., when available-for-sale debt securities are sold or if a pension plan is liquidated). This guidance allows for the reclassification of stranded tax effects as a result of the change in tax rates from U.S. tax reform to be recorded upon adoption of the guidance rather than at the actual cessation date.

Effective Date and Adoption Considerations–The guidance was effective January 1, 2019 with early adoption permitted. The company adopted the guidance effective January 1, 2018 and elected not to reclassify prior periods.

Effect on Financial Statements or Other Significant Matters–At adoption on January 1, 2018, $2.4 billion was reclassified from AOCI to retained earnings, primarily comprised of amounts relating to retirement-related benefit plans.

Revenue Recognition–Contracts with Customers

Standard/Description–Issuance date: May 2014 with amendments in 2015 and 2016. Revenue recognition depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires specific disclosures relating to revenue recognition.

Effective Date and Adoption Considerations–The company adopted the guidance on its effective date of January 1, 2018 using the modified retrospective transition method.

Effect on Financial Statements or Other Significant Matters–At adoption, $557 million was reclassified from notes and accounts receivable—trade and deferred income-current to prepaid expenses and other current assets to establish the opening balance for net contract assets. In-scope sales commission costs previously recorded in the Consolidated Income Statement were capitalized in deferred costs in the amount of $737 million. Deferred income of $29 million was recorded for certain software licenses that will be recognized over time versus at point in time under previous guidance. Additionally, net deferred taxes were reduced by $184 million in the Consolidated Balance Sheet, resulting in a cumulative effect net increase to retained earnings of $524 million. In the fourth quarter of 2018, the company recognized an additional impact to net deferred taxes and retained earnings of $56 million, resulting in a total net increase to retained earnings of $580 million. The decrease to net deferred taxes was the result of the company’s election to include GILTI in measuring deferred taxes. The revenue guidance did not have a material impact in the company’s consolidated financial results. Refer to note C, “Revenue Recognition,” for additional information.

For all other standards that the company adopted in the periods presented, there was no material impact in the consolidated financial results.